ANNUAL REPORT o DECEMBER 31, 1999

[graphic omitted]

THE
KAUFMANN
FUND, INC.
--------------------------------------------------------------------------------
140 East 45th Street
New York, New York 10017

INVESTING IN GROWTH COMPANIES FOR THE LONG TERM


                   ------------------------------------------
                   For questions regarding your account call:
                                 (800) 261-0555
                   ------------------------------------------

DEAR SHAREHOLDER:

The Kaufmann Fund, Inc. was up 26% in net asset value for 1999. The Fund's compounded average annual returns for the five and ten-year periods ended December 31, 1999, were 18.8% and 19.0%, respectively.

During the second half of 1999, small and mid-cap growth stocks began to rebound from their depressed levels while large-cap growth stocks started to lose their momentum. The rebound in the small and mid-cap market was confined, for the most part, to just a few sectors such as the internet, communications, and biotechnology. Eventually, we expect the rally in small and mid-cap growth stocks to broaden considerably and to continue for several years.

The adjacent mountain chart illustrates the growth of a $10,000 investment in The Kaufmann Fund compared to the Russell 2000 Index for the 10-year period ended December 31, 1999. The Russell 2000 is an index of small and mid-cap companies.

                             KAUFMANN FUND              RUSSELL 2000
--------------------------------------------------------------------------------
12/31/1990                    $  9,386.50              $  8,052.32
12/31/1991                      16,818.28                11,759.92
12/31/1992                      18,722.23                13,924.89
12/31/1993                      22,126.32                16,553.79
12/31/1994                      24,114.48                16,251.89
12/31/1995                      33,009.39                20,875.68
12/31/1996                      39,913.19                24,319.26
12/31/1997                      44,925.60                29,758.01
12/31/1998                      45,247.50                28,999.93
12/31/1999                      57,014.56                35,163.98

There is still an incredible dichotomy in the market between what we believe are overpriced and underpriced issues. In all but the hottest sectors, the valuations of the companies in the Fund's portfolio are, in our view, extremely appealing and represent an excellent investment opportunity. As veteran investment professionals who have lived through many market cycles, we believe that investors will eventually value companies based upon measurable business fundamentals such as profitability and competitive advantage. When that happens, our shareholders should benefit from the systematic investment process that we utilize through intensive, hands-on research into the management and strategies of the companies in the Fund's portfolio.

The internet industry is a meaningful phenomenon that we are approaching very carefully. However, in the intensely competitive world of the "dot.com" companies, we believe that many of today's sizzling new issues are too speculative. The Fund's strategy has been to invest in more seasoned companies that provide the technology and infrastructure for the internet. The "dot.com" companies could not be successful without these types of companies such as semiconductors, networking, bandwidth, and software firms. We invest in aggressive growth companies but we will not do so in a reckless manner. This may have penalized us in the short-term, but we believe that it is the most prudent and realistic approach to continue the solid long-term performance that our shareholders have come to expect.

The progress in technology has sparked amazing advances in productivity for companies across the economic spectrum. These advances in technology, and the resolve of the central bankers to maintain stable prices, are positive factors for equity investors and the Kaufmann Fund shareholders.

We are thankful for your continued support and look forward to serving you for many years to come.

    Sincerely,

/s/ Hans P. Utsch                              /s/ Lawrence Auriana

    Hans P. Utsch                                  Lawrence Auriana
    Portfolio Co-Manager                           Portfolio Co-Manager

THE KAUFMANN FUND, INC.                       ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
  SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                   1999     1998      1997      1996      1995
  NET ASSET VALUE, BEGINNING OF YEAR                               $5.68    $6.37     $5.84     $5.05     $3.76
  Income from Investment Operations:
    Net Investment Income (Loss)                                   (0.060)  (0.040)   (0.060)   (0.030)   (0.060)
    Net Realized and Unrealized Gain on Investments                 1.316    0.017     0.795     1.083     1.445
                                                                  -----------------------------------------------
  Total Income (Loss) from Investment Operations                    1.256   (0.023)    0.735     1.053     1.385
  Less Distributions:
    From Net Investment Income                                        -        -         -         -         -
    From Net Realized Gains                                         0.986    0.667     0.205     0.263     0.095
                                                                  -----------------------------------------------
  Total Distributions                                               0.986    0.667     0.205     0.263     0.095
  NET ASSET VALUE, END OF YEAR                                     $5.95    $5.68     $6.37     $5.84     $5.05
  TOTAL RETURN (A)                                                 26.01%    0.72%    12.59%    20.91%    36.89%
  RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in millions)                           $3,476    $4,621   $6,008    $5,341    $3,163
  Ratio of Expenses (after expense reimbursement)
    to Average Net Assets (%)                                       1.95%    1.96%     1.89%     1.93%     2.17%
  Ratio of Interest Expense to Average Net Assets (%)               0.01%    0.01%     0.01%     0.01%     0.01%
                                                                  -----------------------------------------------
  Ratio of Expenses (after expense reimbursement
    less interest expense) to Average Net Assets (%)               1.94%     1.95%     1.88%     1.92%     2.16%
  Ratio of Net Investment Income (Loss) to
    Average Net Assets (%)                                        (1.19)%   (0.66)%   (1.00)%   (0.82)%   (1.24)%
  Portfolio Turnover Rate (%)                                        78%       59%       65%       72%        60%

  (a) The total returns would have been lower if certain expenses had not been reduced. (See Note 3 of Notes to
      Financial Statements.)

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

THE KAUFMANN FUND, INC.                      ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

                                                                    Value
                                                     Shares         (000s)
                                                     ------         ------
CONSUMER 1.1%
  CONSUMER - NONDURABLES 1.1%
    Hite Brewery Company (KRW)                 ^*      10,000     $       342
    Jones Apparel Group, Inc.                   *   1,345,800          36,505
                                                                  -----------
  TOTAL CONSUMER                                                       36,847
                                                                  -----------
FINANCIAL 2.6%
FINANCIAL - DOMESTIC 2.4%
  ACE Limited                                         300,000           5,006
  Cullen/Frost Bankers, Inc.                          147,000           3,785
  Donaldson, Lufkin & Jenrette, Inc.                  100,000           4,838
  Federal Agricultural Mortgage Corporation    +*     519,000          10,477
  GreenPoint Financial Corp.                          621,600          14,802
  Heller Financial, Inc.                              311,100           6,242
  IndyMac Mortgage Holdings, Inc.                     680,000           8,670
  Philadelphia Consolidated Holding Corp.      +*   1,390,500          20,162
  South Trust Corporation                              85,000           3,214
  Sovereign Bancorp, Inc.                           1,100,000           8,198
                                                                  -----------
                                                                       85,394
                                                                  -----------
FINANCIAL - FOREIGN 0.2%
  Daeyu Regent Securities (KRW)                ^*      26,000             504
  Kookmin Bank (KRW)                           ^*      25,000             392
  Korea Technology Banking Company (KRW)       ^*      35,000             339
  3 I Group PLC (GBP)                          ^*     222,000           3,963
                                                                  -----------
                                                                        5,198
                                                                  -----------
TOTAL FINANCIAL                                                        90,592
                                                                  -----------
MEDICAL 15.5%
MEDICAL EQUIPMENT & SUPPLIES 2.9%
  Amira Medical - Series A - Preferred         #*     250,000           1,375
  Amira Medical - Series D - Preferred         #*   1,000,000           5,500
  Anika Therapeutics, Inc.                      *     300,500           2,122
  ATS Medical, Inc.                             *     227,000           3,390
  Bionx Implants, Inc.                         +*     750,000           2,344
  Endocardial Solutions, Inc.                  #*     444,445           3,889
  ENDOcare, Inc.                               #*   1,713,000          14,453
  ENDOcare, Inc.                                *     287,000           2,422
  Hanger Orthopedic Group, Inc.                +*     584,200           5,842
  Lifecore Biomedical, Inc.                     *      60,000           1,268
  Micro Therapeutics, Inc.                      *     200,000           1,538
  Orthofix International N.V                   +*     826,900          11,835
  PSS World Medical, Inc.                      +*   1,082,200          10,213
  Sanarus Medical Incorporated
     - Series A Preferred                      #*     666,667           1,000
  ThermoGenesis Corp.
     - Series A - Conv. Preferred              #*     576,000           3,600
  ThermoGenesis Corp.                          #*     800,000           1,900
  ThermoGenesis Corp. - Warrants               #*      80,000               0
  Trex Medical Corporation                     #*      22,000              62
  TriPath Imaging, Inc.                        +*     258,100           1,065
  ZOLL Medical Corporation                     +*     725,000          27,686
                                                                  -----------
                                                                      101,504
                                                                  -----------
MEDICAL SERVICES 6.6%
  CompDent Corporation                        +#*     248,612             122
  CompDent Corporation - Preferred            +#*       2,851           2,832
  Healthcare Recoveries, Inc.                  +*   1,396,000           5,061
  Latin Healthcare Fund, L.P.                  #*           1           5,080
  Lincare Holdings, Inc.                       +*   4,683,900         162,472
  Medical Manager Corporation                   *     180,000          15,165
  Orthodontic Centers of America, Inc.          *     100,000           1,194
  PacificHealth Laboratories, Inc.             #*     140,000             315
  Peachtree Medichem Partners, LLC             #*      30,078           1,463
  RTW, Inc.                                    +*   1,170,100           6,728
  United Payors & United Providers, Inc.       +*     322,300           5,338
  US Oncology, Inc.                            +*   4,857,000          23,981
                                                                  -----------
                                                                      229,751
                                                                  -----------
PHARMACEUTICAL & BIOTECH 6.0%
  Aastrom Biosciences, Inc.                    +*   1,500,000           1,172
  Aastrom Biosciences, Inc. - Preferred        +#*    135,062              74
  Alexion Pharmaceuticals, Inc.                +*     837,300          25,224
  Aradigm Corporation                           *     300,000           2,850
  Aradigm Corporation                          #*     666,667           5,700
  ArQule, Inc.                                 +*   2,000,000          20,500
  Aurora Biosciences Corporation               +*   1,726,300          45,747
  BioChem Pharma Inc.                           *     110,000           2,392
  Cephalon, Inc. - Preferred Convertible              100,000          10,037
  Cephalon, Inc. - Class A-Wts                 #*     480,000          11,752
  Cephalon, Inc. - Class B-Wts                 #*     160,000           3,917
  Collateral Theraupeutics, Inc.                *     100,000           1,912
  CV Therapeutics, Inc.                         *     250,000           6,516
  EPIX Medical, Inc.                            *     359,000           3,590
  Genomica Corporation - Series B Pfd.         #*   9,722,222           7,000
  IntraBiotics Pharmaceuticals, Inc.
      - Series G Pfd.                          #*   1,500,000           4,502
  LJL BioSystems, Inc.                         #*     857,143           6,075
  Medarex, Inc.                                 *     170,000           6,333
  Peptech Limited (AUD)                        ^#*     31,250               0
  Pharmacyclics, Inc.                           *      25,000           1,031
  Protein Design Labs, Inc.                     *     500,000          35,000
  SangStat Medical Corporation                  *      91,300           2,716
  Titan Pharmaceuticals, Inc.                  #*      46,131               0
  Urogen Corp.                                 #*      66,500               0
  Xenometrix, Inc.                             #*       6,619               0
                                                                  -----------
                                                                      204,040
                                                                  -----------
TOTAL MEDICAL                                                         535,295
                                                                  -----------

RETAIL 6.0%
RESTAURANTS 3.5%
  J.D. Wetherspoon plc (GBP)                   ^+  17,513,144     $   122,774
                                                                  -----------
                                                                      122,774
                                                                  -----------
RETAIL 2.5%
  AutoZone, Inc.                                *     350,000          11,309
  Circuit City Stores, Inc.
    - Circuit City Group                              499,500          22,509
  Office Depot, Inc.                            *     900,000           9,844
  PETsMART, Inc.                               +*   6,080,000          34,960
  Systemax Inc.                                +*     887,700           7,545
  Western Growth Capital
    Partners I, L.L.L.P                        #*      52,500             165
                                                                  -----------
                                                                       86,332
                                                                  -----------
TOTAL RETAIL                                                          209,106
                                                                  -----------
TECHNOLOGY 35.5%
COMPUTER HARDWARE & ACCESSORIES 0.6%
  Gadzoox Networks, Inc.                        *      76,700           3,341
  PixTech, Inc.                                 *     678,169           1,526
  PixTech, Inc.                                #*   1,000,000           2,250
  PixTech, Inc. - Conv. Pfd.                   #*     266,297           6,020
  Silicon Graphics, Inc.                        *     200,000           1,963
  VA Linux Systems, Inc.                        *      20,000           4,133
                                                                  -----------
                                                                       19,233
                                                                  -----------
COMPUTER SERVICES 6.8%
  Affiliated Computer Services, Inc.            *   1,553,700          71,470
  APAC Customer Services Inc.                   *     275,000           3,867
  Billing Concepts Corp.                       +*     748,200           4,863
  Concord EFS, Inc.                             *   3,800,000          97,850
  CSG Systems International, Inc.               *   1,000,000          39,875
  Illuminet Holdings, Inc.                     #*      20,100           3,288
  Illuminet Holdings, Inc.                      *      50,000           2,750
  Whitman-Hart, Inc.                            *     175,000           9,385
  Xpedior Incorporated                          *      50,500           1,452
                                                                  -----------
                                                                      234,800
                                                                  -----------
COMPUTER SOFTWARE 13.8%
  Amdocs Limited                                *   4,500,000         155,250
  Bluestone Software, Inc.                      *      76,900           8,843
  Check Point Software Technologies Ltd.        *     429,900          85,443
  Citrix Systems, Inc.                          *     700,000          86,100
  GreenField Technology Ventures
    Fund I, L.P.                               #*           1             100
  GreenField Technology Ventures
    Fund II, L.P.                              #*           1             500
  iManage, Inc.                                 *      35,000           1,124
  Inso Corporation                              *     100,000           3,225
  MAPICS, Inc.                                 +*     445,100           5,619
  McAfee.com Corporation                        *      30,000           1,350
  MetaSolv Software, Inc.                       *      41,000           3,352
  NDS Group plc                                 *       6,500             198
  OpenTV Corp.                                  *     210,000          16,853
  Persistence Software, Inc.                    *      85,000           1,913
  Phoenix Technologies Ltd.                     *      65,500           1,036
  Progress Software Corporation                 *      25,000           1,419
  Scientific Learning Corporation               *     200,000           7,300
  SensAble Technologies, Inc.                  #*   1,333,334           2,064
  Siebel System, Inc.                           *     760,000          63,840
  Sterling Commerce, Inc.                       *      50,000           1,703
  SilverStream Software, Inc.                   *      41,000           4,879
  Synopsys, Inc.                                *     375,000          25,031
                                                                  -----------
                                                                      477,142
                                                                  -----------
INTERNET 2.2%
  CareInsite, Inc.                              *     103,000           8,291
  Cybergold, Inc.                               *     170,000           3,007
  Critial Path, Inc.                            *     100,000           9,437
  deltathree.com, Inc.                          *     120,000           3,090
  Digital Impact, Inc.                          *       7,500             376
  Egreetings Network, Inc.                      *     675,000           6,834
  El Sitio, Inc.                                *      85,000           3,124
  Exactis.com, Inc.                             *      50,000           1,216
  FreeMarkets, Inc.                             *       5,100           1,741
  GoTo.com, Inc.                                *       6,000             352
  HomeSeekers.com, Inc.                         *     286,000           3,754
  InfoSpace.com, Inc.                           *      60,000          12,840
  internet.com Corporation                      *     195,400          10,210
  Mail.com                                      *     300,000           5,625
  NetCreations, Inc.                            *      20,000             880
  TMP Worldwide Inc.                            *      50,000           7,100
                                                                  -----------
                                                                       77,877
                                                                  -----------
NETWORKING 0.3%
  3 Com Corporation                             *     100,000           4,700
  BreezeCOM Ltd. (ILS)                         ^#*    278,788           2,300
  Cisco Systems, Inc.                           *       5,000             536
  Garnet Systems Co., Ltd. (KRW)               ^*      15,000             326
  Garnet Systems Co., Ltd. - Rights (KRW)      ^*       1,620               0
  RADWARE Ltd.                                  *      72,500           3,127
  SonicWall, Inc.                               *      20,000             805
                                                                  -----------
                                                                       11,794
                                                                  -----------
SEMICONDUCTOR & EQUIPMENT 11.8%
  Advanced Micro Devices, Inc.                  *     500,000          14,469
  Alpha Industries, Inc.                       +*     634,900          36,388
  Altera Corporation                            *     350,000          17,347
  ANADIGICS, Inc.                               *     263,000          12,410
  Atmel Corporation                             *     940,000          27,789
  Cypress Semiconductor Corporation             *   2,300,000          74,462
  Integrated Device Technology, Inc.            *     200,000           5,800
  LSI Logic Corporation                         *     850,000          57,375
  Metalink Ltd.                                 *      30,000             611
  Microchip Technology Incorporated             *     200,000          13,687
  Micron Technology, Inc.                       *     200,000          15,550
  NVIDIA Corporation                            *     175,000           8,214
  Oak Technology, Inc.                          *     100,000             944
  PC-Tel, Inc.                                  *     100,000           5,250
  QuickLogic Corporation                        *     185,000           3,052
  Sage, Inc.                                    *      40,000             775
  Samsung Electronics (KRW)                    ^*       2,500             586
  Silicon Image, Inc.                           *      25,000           1,752
  Vitesse Semiconductor Corporation             *   1,600,000          83,900
  Xilinx, Inc.                                  *     600,000          27,281
                                                                  -----------
                                                                      407,642
                                                                  -----------
TOTAL TECHNOLOGY                                                    1,228,488
                                                                  -----------
TELECOMMUNICATIONS 9.8%
COMMUNICATIONS EQUIPMENT 4.1%
  Corning Incorporated                                100,000          12,893
  JDS Uniphase Corporation                      *     556,000          89,690
  P-Com, Inc.                                  #*   2,516,990          10,000
  Powerwave Technologies, Inc.                  *     357,500          20,869
  RF Micro Devices, Inc.                        *      50,000           3,422
  SDL, Inc.                                     *      25,000           5,450
                                                                  -----------
                                                                      142,324
                                                                  -----------
TELECOMMUNICATION SERVICES 5.7%
  American Tower Corp.                          *     750,000          22,922
  Broadwing Inc.                                      500,000          18,437
  Crown Castle International Corp.              *      50,000           1,606
  Global TeleSystems Group, Inc.                *     500,000          17,313
  Infonet Services Corporation                  *      30,000             787
  ITC /\ DeltaCom, Inc.                         *     312,500           8,633
  Level 3 Communications, Inc.                  *      75,000           6,141
  Nextel Communications, Inc.                   *     100,000          10,313
  PSINet Inc.                                   *     117,596           7,262
  Primus Telecommunications Group, Inc.         *     200,000           7,650
  Qwest Communications International Inc.       *     500,000          21,500
  SBA Communications Corporation                *     100,000           1,875
  Somera Communications, Inc.                   *     750,000           9,328
  TALK.com, Inc.                                *   1,400,000          24,850
  Telecorp PCS Inc.                             *      50,000           1,900
  Time Warner Telecom Inc.                      *     281,200          14,042
  Triton PCS Holdings, Inc.                     *      40,000           1,820
  Verio Inc.                                    *     200,000           9,237
  World Access, Inc.                           #*     300,000           5,280
  World Access, Inc.                            *     200,000           3,850
  Z-Tel Technologies, Inc.                      *      45,000           1,817
                                                                  -----------
                                                                      196,563
                                                                  -----------
TOTAL TELECOMMUNICATIONS                                              338,887
                                                                  -----------
OTHER 26.2%
ENTERTAINMENT 0.4%
  Championship Auto Racing Teams, Inc.          *     486,900          11,199
  Realm Production and Entertainment, Inc.      *      17,200              84
  Speedway Motorsports, Inc.                    *     100,000           2,781
                                                                  -----------
                                                                       14,064
                                                                  -----------
INDUSTRIAL 0.5%
  Eastern Water Resources Dev. & Mgmt
     PCL (THB)                                 ^*     660,000             491
  HEICO Corp. - Class A                         *     200,000           4,225
  Phoenix Pulp & Paper Pcl (THB)               ^*     201,100               0
  Simpson Manufacturing Co., Inc.               *     238,500          10,434
                                                                  -----------
                                                                       15,150
                                                                  -----------
MEDIA & INFORMATION SERVICES 11.5%
  CINAR Corporation                            +*   1,600,000          39,200
  Citadel Communications Corporation            *     246,400          15,985
  Classic Communications, Inc.                  *      19,500             712
  Clear Channel Communications, Inc.            *   1,000,000          89,250
  Cunningham Graphics International, Inc.      +*     170,000           2,369
  Entercom Communications Corp.                 *     475,000          31,350
  Getty Images, Inc.                            *     375,000          18,328
  Infinity Broadcasting Corporation - Class A   *   2,075,000          75,089
  Insight Communications Company, Inc.          *   1,000,000          29,625
  Lamar Advertising Company                     *     570,000          34,521
  Martha Stewart Living Omnimedia, Inc.         *      56,000           1,344
  Panavision Inc.                              #*      46,363               0
  Radio Unica Communications Corp.              *     100,000           2,888
  SBS Broadcasting SA                           *      67,000           3,262
  Spanish Broadcasting System, Inc.             *     150,000           6,038
  UnitedGlobalCom, Inc.                         *     300,000          21,188
  United Pan-Europe Communications N.V. ADR     *     150,000          19,125
  United Pan-Europe Communications N.V. (EUR)  ^*      52,000           6,653
                                                                  -----------
                                                                      396,927
                                                                  -----------
OFFICE BUSINESS EQUIPMENT 0.3%
  Danka Business Systems ADR                    *     837,500          10,626
                                                                  -----------
                                                                       10,626
                                                                  -----------
OIL & GAS 1.3%
  EEX Corporation                               *   1,350,000           3,966
  Forest Oil Corporation                        *     310,600           4,096
  Hardman Resources NL (AUD)                   ^#*    562,500              46
  Ocean Energy, Inc.                            *     375,000           2,906
  Oceaneering International, Inc.               *     300,000           4,481
  St. Mary Land & Exploration Company                 400,000           9,900
  Sante Fe Snyder Corp.                         *   2,408,750          19,270
  SK Corporation (KRW)                         ^*       7,977             242
  Virginia Gas Company                          +     593,000           1,853
                                                                  -----------
                                                                       46,760
                                                                  -----------
REAL ESTATE 0.1%
  IRSA Inversiones y Representaciones S.A             102,959           3,327
                                                                  -----------
                                                                        3,327
                                                                  -----------
SERVICE 12.1%
  Carey International, Inc.                    +*     520,000          12,675
  Cendant Corporation                           *  12,665,000         336,414
  Charles River Associates Incorporated         *      68,300           2,288
  Corporate Executive Board Company             *     475,000          26,541
  CoStar Group, Inc.                            *     300,100          10,766
  Dispatch Management Services Corp.           +*   1,419,700           4,170
  Electricity Generating Authority of
    Thailand (THB)                             ^*      10,000               9
  Expeditors International of Washington, Inc.        200,000           8,763
  Kroll-O'Gara Company                          *     223,400           3,686
  United Parcel Service, Inc.                         200,000          13,800
                                                                  -----------
                                                                      419,112
                                                                  -----------
TOTAL OTHER                                                           905,966
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL STOCKS (COST $1,777,507)                                    $ 3,345,181
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 0.0%
-----------------------------------------------------------------------------

                                                     Par            Value
                                                     Value          (000s)
                                                  -----------    ------------
REPURCHASE AGREEMENTS - 0.0%
  State Street Bank and Trust Company,
    2.60%, dated 12/31/99, due 01/03/00
    (collateralized by Federal Agency
    Securities)                                   $   510,000     $       510

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS (COST $510)                          $       510
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
CONVERTIBLE BONDS 2.6%
-----------------------------------------------------------------------------

                                                     Face           Value
                                                    Amount          (000s)
                                                  -----------     -----------
  APP Finance (VII) Mauritius Limited             $29,000,000     $    21,269
    3.50% 04/30/03
  Cephalon, Inc.                                #  10,000,000          10,000
    11.00% 01/31/02
  Hutchinson Technology Incorporated            +  21,600,000          20,574
   6.00% 03/15/05
  PETsMART, Inc.                                +  46,000,000          37,260
    6.75% 11/01/04                                                -----------

-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (COST $103,554)                           $    89,103
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
CONTRACTS 0.7%
-----------------------------------------------------------------------------

                                                                    Value
                                                   Contracts        (000s)
                                                   ----------    ------------
PURCHASED OPTIONS
  Currency options, strike price, expiration:
    British Pounds, call @ 1.57, 06/28/00          78,000,000     $     1,472
  Equity options, strike price, expiration:
    Cendant Corporation, call @ 15, 01/20/01            5,000           6,625
    Cendant Corporation, call @ 20, 01/20/01            7,000           6,562
    Cendant Corporation, call @ 20, 02/19/00           17,500          12,250

SOLD OPTION
  Currency options, strike price, expiration:
    British Pounds, call @ 1.655, 06/28/00        (78,000,000)         (2,266)

-----------------------------------------------------------------------------
TOTAL CONTRACTS (COST $7,170)                                        $ 24,643
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL INVESTMENTS 100%                                            $ 3,459,437
(COST $1,888,741)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
LEGEND
    %  Represents percentage of total portfolio investments
    ^  Foreign Denominated Security:
          AUD  - Australian Dollar
          EUR  - Euro
          GBP  - British Pound
          ILS  - Israeli Shekel
          KRW  - South Korean Won
          THB  - Thai Baht
    +   Affiliated Company (See Note 7 of Notes to Financial Statements)
    #   Restricted security - not registered under the Securities Act of 1933
          (See Note 8 of Notes to Financial Statements)
    *   Non-income producing during the year
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.                      ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                         AMOUNTS IN THOUSANDS
                                                      (EXCEPT PER SHARE AMOUNT)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments in securities at value (including
  repurchase agreements of $510) (cost $1,888,741)
  (See accompanying schedule)                                $ 3,459,437
Cash and cash equivalents                                            350
Receivable for investments sold                                   41,227
Receivable for Fund shares sold                                      926
Dividends and interest receivable                                  1,682
Other receivables                                                    287
Shares of Investment Fund, at amortized cost,
  held as collateral for securities loaned                       766,153
                                                             -----------

--------------------------------------------------------------------------------
TOTAL ASSETS                                                   4,270,062
--------------------------------------------------------------------------------

LIABILITIES
   Demand loan payable to bank (Note 9)                           10,032
   Payable for investments purchased                               4,161
   Payable for Fund shares redeemed                               12,166
   Payable to Investment Advisor                                     519
   Other payables and accrued expenses                             1,156
   Payable upon return of securities loaned (Note 6)             766,153
                                                             -----------

TOTAL LIABILITIES                                                794,187

--------------------------------------------------------------------------------
NET ASSETS                                                   $ 3,475,875
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
 Paid in capital                                             $ 1,841,309
 Accumulated net investment loss                                (232,336)
 Accumulated undistributed net realized gain
   on investments and foreign currency transactions              296,207
 Net unrealized appreciation on investments and assets and
   liabilities in foreign currencies                           1,570,695
                                                             -----------

NET ASSETS, FOR 584,373 SHARES OUTSTANDING                   $ 3,475,875
                                                             ===========

NET ASSET VALUE PER SHARE
 (based on 584,373 shares outstanding, 2,000,000
 shares authorized with $.10 per share par value)            $      5.95
                                                             ===========

--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.                      ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                           AMOUNTS IN THOUSANDS

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
     Dividends, net of $43 foreign taxes withheld
      (including $1,628 received from affiliated issuers)    $     4,447
     Interest (including income on securities
       loaned of $2,071)                                          18,299
     Other (Note 3)                                                3,193
                                                             -----------
--------------------------------------------------------------------------------
TOTAL INCOME                                                      25,939
--------------------------------------------------------------------------------

EXPENSES
     Investment advisory fee (Note 3)                             50,897
     Distribution fee (Note 3)                                    12,215
     Shareholder servicing fees                                    3,937
     Service fees (Note 4)                                         1,025
     Dividends on securities sold short                              561
     Audit fees                                                      459
     Custodian fees and expenses                                     438
     Interest expense (Note 9)                                       437
     Printing and mailing expenses                                   294
     Non-interested directors' fees and expenses                     239
     Legal fees                                                      160
     Registration fees                                                50
     Miscellaneous expenses                                          623
                                                             -----------
   Total expenses before reimbursement                            71,335
   Expense reimbursement by Investment Advisor (Note 3)           (5,168)
                                                             -----------
NET EXPENSES                                                      66,167

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                          $   (40,228)
--------------------------------------------------------------------------------

Realized and Unrealized Gain
  Net realized gain on:
    Investment securities                                    $   448,454
      (including net realized loss of $86,589 on sales of
      investments in affiliated issuers (Note 7))
          Foreign currency transactions                            1,494
                                                             -----------
                                                                 449,948
                                                             -----------
     Changes in net unrealized (depreciation) on:
       Investment securities                                     231,030
       Assets and liabilities                                         (2)
                                                             -----------
                                                                 231,028
                                                             -----------
Net gain                                                         680,976
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $   640,748
                                                             ===========

--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.                      ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                          YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                AMOUNTS IN THOUSANDS
                                             --------------------------
                                                 1999          1998
                                             -----------    -----------

INCREASE (DECREASE) IN NET ASSETS

   Operations
     Net investment loss                     $   (40,228)   $   (35,087)
     Net realized gain                           449,948        614,899
     Change in net unrealized appreciation       231,028       (574,200)
                                             -----------    -----------
     Net increase in net assets resulting
       from operations                           640,748          5,612
                                             -----------    -----------

   Distributions to shareholders
     From net investment income                     --             --
     From net realized gain                     (512,373)      (499,865)
                                             -----------    -----------
     Total distributions                        (512,373)      (499,865)
                                             -----------    -----------

   Share transactions
     Net proceeds from sales of shares           230,601        728,424
     Reinvestment of distributions               496,927        483,873
     Cost of shares redeemed                  (2,001,046)    (2,105,187)
                                             -----------    -----------
     Net decrease in net assets resulting
       from share transactions                (1,273,518)      (892,890)
                                             -----------    -----------
   Total decrease in net assets               (1,145,143)    (1,387,143)

NET ASSETS

   Beginning of year                           4,621,018      6,008,161
                                             -----------    -----------
   End of year                               $ 3,475,875    $ 4,621,018
                                             ===========    ===========

OTHER INFORMATION

   Shares:
     Sold                                         43,175        116,161
     Issued in reinvestment of distributions     102,246         93,955
     Redeemed                                   (374,248)      (339,616)
                                             -----------    -----------
   Net decrease                                 (228,827)      (129,500)
                                             ===========    ===========

--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.                      ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1  SIGNIFICANT ACCOUNTING POLICIES

     The Kaufmann Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is incorporated in Maryland. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions. The following summarizes the significant accounting policies of the Fund:

   SECURITY VALUATION

     Securities for which exchange quotations are readily available are valued at the last sale price, or if none, at the closing bid price. Securities, including restricted securities, for which exchange quotations are not readily available, are valued primarily using dealer-supplied valuations or at fair value, as determined in good faith under consistently applied procedures established by the Board of Directors. Short-term securities with remaining maturities of sixty days or less, for which quotations are not readily available, are valued at amortized cost or original cost plus interest, which approximate current value.

   FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

     Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, dispositions of foreign currencies, and the difference between the amount of accrued net investment income and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investment securities.

   INCOME TAXES

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Accordingly, no provision for Federal income taxes is required.

   INVESTMENT INCOME

     Dividend income is recorded on ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain.

   SECURITY TRANSACTIONS

     Security transactions are recorded on trade date, which is the date the order to buy or sell is executed. Gains and losses on securities sold are determined on the basis of identified cost.

   DISTRIBUTIONS TO SHAREHOLDERS

     Distributions are recorded on ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

     Permanent book and tax differences, relating to shareholder distributions, may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investments and foreign currency transactions may include temporary book and tax differences, which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed the following year.

2  OPERATING POLICIES

   FOREIGN CURRENCY CONTRACTS

     The Fund utilizes foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency, or if counter parties do not perform under the contract terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.

   REPURCHASE AGREEMENTS

     The Fund, through its custodian, takes possession through the Federal Reserve Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying U.S. Treasury or Federal Agency Securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceedings.

   SHORT SALES

     Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the borrowed security by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian. For the year ended December 31, 1999, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $370,820,433 and $132,855,321, respectively. At December 31, 1999, there were no securities sold short.

3  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE

     Edgemont Asset Management Corporation (Edgemont) is the investment advisor of the Fund. Certain officers and directors of the Fund are affiliated with Edgemont. Edgemont's investment advisory fee is calculated on an annual basis at 1.50% of the Fund's average net assets. For the year ended December 31, 1999, the Fund incurred investment advisory fees of $50,896,955. Edgemont has voluntarily agreed to reimburse the Fund for expenses, to the extent of the investment advisory fee, if the Fund's annual expenses (other than brokerage commissions, capital items, interest, taxes, extraordinary items and other excludable items) are in excess of $650,000. A reimbursement of $5,168,466 was made for the year ended December 31, 1999. Edgemont has voluntarily agreed to continue to provide this reimbursement in the future.

   DISTRIBUTION FEE

     The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund or Edgemont may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or Edgemont. The Fund or Edgemont may incur such distribution expenses at the rate of 0.75% per annum on the Fund's average net assets. For the year ended December 31, 1999, distribution expenses of $12,215,138 were incurred by the Fund, equivalent to 0.36% per annum of the Fund's average net assets.

   REDEMPTION FEE

     The Fund imposes a redemption fee of 0.2% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended December 31 , 1999, redemption fees of $1,634,869 were allocated to cover the cost of redemptions. Excess fee proceeds of $2,181,913 were added to the Fund's assets.

   BROKERAGE COMMISSIONS

     The Fund places a portion of its portfolio transactions with Bowling Green Securities, Inc. During 1999, $50,100 of brokerage commissions were paid to Bowling Green. Certain officers and directors of the Fund are affiliated with Bowling Green.

4  SERVICE FEES

     The Fund has an Authorization Agreement for the payment of service fees, not to exceed 0.25% per annum of the Fund's average net assets, to broker-dealers that provide liaison services to investors, such as responding to client inquiries and providing information on investments. For the year ended December 31, 1999, service fees of $1,024,860 were incurred by the Fund. Effective May 1999, Edgemont has agreed to pay for these services via the distribution fee.

5  INVESTMENTS

   PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of securities (excluding short-term investments and securities sold short) aggregated $2,556,151,572 and $3,120,162,718, respectively.

   PORTFOLIO TURNOVER RATE

     Portfolio turnover rate, which is calculated on the lesser of the costs of investments purchased or the proceeds from investments sold (excluding short-term investments and securities sold short) measured as a percentage of the Fund's average monthly portfolio, was 78% for the year ended December 31, 1999.

   TAX BASIS OF INVESTMENTS

     As of December 31, 1999, the aggregate cost, for Federal income tax purposes, of investment securities was $1,888,740,731. Accumulated net unrealized appreciation aggregated $1,570,696,057, of which $1,685,474,778 related to appreciated investment securities and $114,778,721 related to depreciated investment securities.

6  PORTFOLIO SECURITIES LOANED

     The Fund lends securities to certain brokers who pay the Fund negotiated lenders' fees. These fees, less costs to administer the program, are included in interest income and amounted to $2,071,384 for the year ended December 31, 1999. The Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At December 31, 1999, the value of the securities loaned and the value of collateral was $750,070,040 and $766,152,464, respectively.

7  TRANSACTIONS WITH AFFILIATED COMPANIES

     An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

                                                                      AMOUNTS IN THOUSANDS
                                                  ------------------------------------------------------------
                                                  PURCHASE           SALES            DIVIDEND
   AFFILIATES                                       COST              COST             INCOME          VALUE
--------------------------------------------------------------------------------------------------------------
   Aastrom Biosciences, Inc.                   * $      -         $    741            $    -          $  1,172
   Aastrom Biosciences, Inc. Pfd. (restricted) *        -                -                 -                74
   Alexion Pharmaceuticals, Inc.               *        -                -                 -            25,224
   Alpha Industries, Inc.                      *   20,148           30,939                 -            36,388
   Ambassadors International, Inc.             *        -           11,570                 -                 -
   ArQule, Inc.                                *        -            1,946                 -            20,500
   Aurora Biosciences Corporation              *        -           11,456                 -            45,747
   Barnett, Inc.                               *        -            9,702                 -                 -
   Billing Concepts Corp.                      *        -            9,611                 -             4,863
   Bionx Implants, Inc.                        *        -            1,389                 -             2,344
   Boron, LePore & Assoc. Inc.                 *   10,798            7,908                 -                 -
   Carey International, Inc.                   *        -              640                 -            12,675
   Central Garden and Pet Company *                     -           19,785                 -                 -
   CINAR Corporation *                             10,723                -                 -            39,200
   Coast Dental Services, Inc.                 *        -            4,713                 -                 -
   CompDent Corporation (restricted)           *        -           14,375                 -               122
   CompDent Corporation (Pfd.) (restricted)    *        -                -                 -             2,832
   Cunningham Graphics International, Inc.     *        -            2,908                 -             2,369
   Diagnostic Products Corporation                      -           18,757               181                 -
   Dispatch Management Services Corp.          *      724                -                 -             4,170
   Federal Agricultural Mortgage Corp.         *        -                -                 -            10,477
   Hanger Orthopedic Group, Inc.               *    9,490            3,922                 -             5,842
   Hastings Entertainment, Inc.                *       12            7,648                 -                 -
   Headlands Mortgage Company                  *        -           21,488                 -                 -
   Health Management Systems, Inc.             *        -            5,937                 -                 -
   Healthcare Recoveries, Inc.                 *        -            2,520                 -             5,061
   Hutchinson Technology Inc., 6%, 3/15/05              -           28,621                 -            20,574
   INSpire Insurance Solutions, Inc.           *    9,281           12,258                 -                 -
   International Telecommunication
     Data Sys. Inc.                            *    5,118           13,896                 -                 -
   J.D. Wetherspoon plc (GBP)                       3,724            3,536               718           122,774
   JLM Industries, Inc.                        *        -            1,850                 -                 -
   Lincare Holdings, Inc.                      *    3,289           18,892                 -           162,472
   MAPICS, Inc.                                *    2,493            6,998                 -             5,619
   Marquee Group Inc., The                     *        -           14,338                 -                 -
   Medstone International, Inc.                *        -            3,786                 -                 -
   Nuco2 Inc.                                  *        -            3,484                 -                 -
   Orthofix International N.V.                 *        -            2,398                 -            11,835
   Peak Trends Trust                                    -            5,618               708                 -
   PETsMART, Inc.                              *    6,125            9,910                 -            34,960
   PETsMART, Inc., 6.75%, 11/01/04                      -                -                 -            37,260
   Philadelphia Consolidated Holding Corp.     *    6,861              894                 -            20,162
   PSS World Medical, Inc.                     *    3,018           43,667                 -            10,213
   RTW, Inc.                                   *      303              900                 -             6,728
   Sheridan Healthcare, Inc.                   *        -            8,322                 -                 -
   Shopko Stores Inc.                          *   27,905           34,597                 -                 -
   Skechers U.S.A., Inc.                       *    8,250            5,797                 -                 -
   Sterile Recoveries, Inc.                    *        -            6,527                 -                 -
   STERIS Corporation *                                 -          126,190                 -                 -
   Systemax Inc.                               *      663           17,183                 -             7,545
   Transaction Network Services, Inc.          *    1,657           67,845                 -                 -
   TriPath Imaging, Inc.                       *        -            5,950                 -             1,065
   United Payors & United Providers, Inc.      *   21,320           12,297                 -             5,338
   Universal Standard Healthcare, Inc.         *        -               96                 -                 -
   US Oncology, Inc.                           *   19,671            4,860                 -            23,981
   Virginia Gas Company                               560                -                21             1,853
   ViroPharma Incorporated                     *        -            6,084                 -                 -
   Wilmar Industries, Inc.                     *        -           16,186                 -                 -
   ZOLL Medical Corporation *                           -            8,341                 -            27,686
                                                 --------         --------            ------          --------
                                                 $172,133         $679,276            $1,628          $719,125
                                                 ========         ========            ======          ========
* Non-income producing during the year.

8  RESTRICTED SECURITIES
     The Fund may not invest more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At December 31, 1999, the Fund owned the following restricted securities (constituting 3.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                                   AMOUNTS IN THOUSANDS
                                            DATE OF          SHARE/PAR          ----------------------
   DESCRIPTION                            ACQUISITION         AMOUNT             COST           VALUE
------------------------------------------------------------------------------------------------------
  Aastrom Biosciences, Inc. - Preferred    02/17/98              6,457          $  --        $      4
                                           04/15/98             26,316             --              14
                                           10/02/98            102,289             --              56
                                                           -----------          -------      --------
                                                               135,062             --              74

  Amira Medical Series D - Preferred        04/12/99         1,000,000            5,500         5,500
  Amira Medical Series A - Preferred        04/12/99           250,000            1,375         1,375
  Aradigm Corporation                       03/10/99           666,667            7,000         5,700
  BreezeCom Ltd. (ILS)                      11/05/99           278,788            2,300         2,300
  Cephalon, Inc. Convertible Bond           03/01/99        10,000,000           10,000        10,000
  Cephalon, Inc. Class B Warrants           03/01/99           160,000             --           3,917
  Cephalon, Inc. Class A Warrants           03/01/99           480,000             --          11,752

  CompDent Corporation                      05/24/95            60,000               36            30
                                            04/21/97            75,000               46            37
                                            04/22/97            65,000               40            32
                                            06/30/99            48,612             --              23
                                                           -----------          -------      --------
                                                               248,612              122           122

  CompDent Corporation - Preferred          05/24/95               855              834           834
                                            04/21/97             1,069            1,060         1,060
                                            04/22/97               927              938           938
                                                           -----------          -------      --------
                                                                 2,851            2,832         2,832

  Endocardial Solutions, Inc.               07/09/99           444,445            4,000         3,889

  ENDOcare, Inc.                            01/24/97           946,100            3,311         7,983
                                            04/16/98           750,000            2,625         6,328
                                            04/24/98            16,900               60           142
                                                           -----------          -------      --------
                                                             1,713,000            5,996        14,453

  Genomica Corporation
    Series B - Preferred                    02/17/99         9,722,222            7,000         7,000
  GreenField Technology Ventures
    Fund I, L.P.                            06/15/98                 1               88           100
  GreenField Technology Ventures
    Fund II, L.P.                           07/20/99                 1              500           500

  Hardman Resources NL (AUD)                04/08/93           100,000               35             8
                                            04/13/93           100,000               35             8
                                            04/15/93            50,000               18             4
                                            04/23/93           100,000               34             8
                                            08/11/93           100,000               31             8
                                            02/06/95           112,500                4            10
                                                           -----------          -------      --------
                                                               562,500              157            46

  Illuminet Holdings, Inc.                  02/04/98            20,100              358         3,288
  IntraBiotics Pharmaceuticals, Inc.
    Series G - Pfd.                         11/23/98         1,500,000            4,502         4,502
  LJL Biosystems, Inc.                      01/22/99           857,143            3,000         6,075

  Latin Healthcare Fund, L.P.               07/15/97                 1            2,080         2,080
                                            06/03/99              --              3,000         3,000
                                                           -----------          -------      --------
                                                                     1            5,080         5,080

  PacificHealth Laboratories, Inc.          08/09/96           140,000              525           315
  P-Com, Inc.                               06/22/99         2,516,990           10,000        10,000
  Panavision Inc.                           06/05/98            46,363              767             3
  Peachtree Medichem Partners, LLC          06/07/99            30,078            1,461         1,463
  Peptech Limited (AUD)                     07/19/93            31,250               76          --
  PixTech, Inc.                             03/31/98         1,000,000            4,022         2,250
  PixTech, Inc. Convertible Preferred       12/24/98           266,297            6,020         6,020
  Sanarus Medical Inc.
    Series A - Preferred                    11/16/99           666,667            1,000         1,000
  SensAble Technologies, Inc.               12/23/97         1,333,334            2,064         2,064
  ThermoGenesis Corp.                       12/31/97           800,000            2,000         1,900
  ThermoGenesis Corp. - Warrants            01/27/98            80,000             --            --
  ThermoGenesis Corp.
    Series A - Conv. Pfd.                   12/29/98           576,000            3,600         3,600
  Titan Pharmaceuticals, Inc.               03/28/95            46,131              100          --
  Trex Medical Corporation                  11/15/95            20,000              205            56
                                            06/24/96             2,000               28             6
                                                           -----------          -------      --------
                                                                22,000              233            62

  Urogen Corp.                              01/10/96            66,500                3          --
  Western Growth Capital
   Partners I, L.L.L.P                      12/31/97            52,500              166           165
  World Access, Inc.                        12/17/99           300,000            5,280         5,280
  Xenometrix, Inc.                          07/10/92             6,619               50          --
                                                                                -------      --------
                                                                                $97,177      $122,624
                                                                                =======      ========

9  LINE OF CREDIT
     The Fund has a $400,000,000 committed secured leverage line of credit. The Fund is required to pledge assets equivalent to its borrowings under the line of credit. The Fund incurs a commitment fee on the unused portion of the line of credit. Borrowings are charged interest at 0.50% over the current overnight Federal Funds Rate. At December 31, 1999 the annual interest rate on outstanding borrowings was 6.0%. No compensating balances are required.

THE KAUFMANN FUND, INC.                       ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND
BOARD OF DIRECTORS OF
THE KAUFMANN FUND, INC.

   We have audited the accompanying statement of assets and liabilities of The Kaufmann Fund, Inc., including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kaufmann Fund, Inc. as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

   Abington, Pennsylvania                          SANVILLE & COMPANY
   January 27, 2000                                Certified Public Accountants

THE KAUFMANN FUND, INC.                       ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

THE KAUFMANN FUND, INC.                       ANNUAL REPORT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

THE POWER OF AUTOMATIC INVESTING
--------------------------------------------------------------------------------

DOLLAR-COST AVERAGING: A PROVEN LONG-TERM INVESTMENT STRATEGY

   Just as the stock market fluctuates with time, investor sentiment tends to alternate between periods of enthusiasm and despair. Unfortunately, investors tend to let their emotions guide their investment decisions. An effective investment strategy that assists in overcoming the emotional hazards of market volatility is "dollar-cost averaging." An investment plan using dollar-cost averaging is also a convenient way to lower your average investment cost.

   The key investment concept behind dollar-cost averaging is that when prices are up you purchase fewer shares and when prices are down you purchase more. It is an automatic method to help you counter the natural human impulse to buy high and to sell low.

   The easiest and most painless way to dollar-cost average is to establish an Automatic Investment Plan (AIP). With an AIP, you can arrange for money to be withdrawn directly from your checking/savings account or paycheck. There are no checks to write or phone calls to make -- everything is done for you. It is a simple, effective and effortless way to set aside money.

   Decide on an amount you would like to invest and a specific time to make your investment. Maybe you want to invest $200 a month. Perhaps it would work better to invest every two weeks by taking $100 out of each paycheck. Once you have set an amount and a time period that works for your situation -- stick with it! Dollar-cost averaging works best if you make investments on a regular basis.

   In the end, one of the greatest benefits of dollar-cost averaging is that it commits you to investing regularly, regardless of what is happening in the financial markets. You avoid the temptation to guess whether you are purchasing shares at a market low or a market high, and you make building assets for the future a good habit rather than an agonizing decision.

   Although dollar-cost averaging cannot guarantee a profit or protect against loss in declining markets, it can potentially help make market fluctuations work to your advantage. Dollar-cost averaging, combined with other key benefits such as diversification and professional management, can give you the best opportunity to build wealth.

INVESTMENT ADVISOR
     Edgemont Asset Management Corporation
     140 East 45th Street, 43rd Floor
     New York, New York 10017
     (212) 661-2443

-------------------------------------------------------------------------------

CUSTODIAN
     State Street Bank and Trust Company
     P.O. Box 1713
     Boston, Massachusetts 02105

-------------------------------------------------------------------------------

TRANSFER AGENT
     Boston Financial Data Services Inc.
     P.O. Box 8331
     Boston, Massachusetts 02266
     (800) 261-0555

-------------------------------------------------------------------------------

LEGAL COUNSEL
     Pepper Hamilton, LLP
     3000 Two Logan Square
     Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT AUDITORS
     Sanville & Company
     1514 Old York Road
     Abington, Pennsylvania 19001

-------------------------------------------------------------------------------

This annual report must be accompanied with or preceded by the Fund's current prospectus.

                                      THE
                                    KAUFMANN
                                     FUND,
                                      INC.

                               [graphic omitted]

                                 ANNUAL REPORT

-------------------------------------------------------------------------------

                               DECEMBER 31, 1999